Average Annual Total Returns - UltraJapan ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	Nikkei 225 Stock Average - USD Terms OneYear		Nikkei 225 Stock Average - USD Terms FiveYears		Nikkei 225 Stock Average - USD Terms TenYears		Nikkei 225 Stock Average - USD Terms InceptionDate	Nikkei 225 Stock Average - Local (Yen) Terms OneYear		Nikkei 225 Stock Average - Local (Yen) Terms FiveYears		Nikkei 225 Stock Average - Local (Yen) Terms TenYears		Nikkei 225 Stock Average - Local (Yen) Terms InceptionDate
Total	40.42%	8.66%	9.92%	Feb. 07, 2000	40.42%	8.57%	9.87%	23.93%	6.85%	8.21%	38.98%	7.64%	8.85%	Feb. 07, 2000	21.88%	[1]	10.50%	[1]	8.80%	[1]	[1]	20.72%	[1]	8.35%	[1]	10.50%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.